UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Alcoholic Beverages – 5.7%
Diageo PLC	626,547	$10,901,116
Grupo Modelo S.A. de C.V., “C”	451,600	2,365,635
Heineken N.V.	314,800	14,636,164
Pernod Ricard S.A.	57,962	5,039,120

		$32,942,035

Apparel Manufacturers – 5.7%
Burberry Group PLC	393,600	$3,495,978
Compagnie Financiere Richemont S.A.	37,100	2,225,195
LVMH Moet Hennessy Louis Vuitton S.A.	148,250	16,353,418
NIKE, Inc., “B”	180,540	10,594,087

		$32,668,678

Automotive – 2.5%
Bayerische Motoren Werke AG (l)	129,620	$5,816,618
Bridgestone Corp.	171,000	2,780,038
Harley-Davidson, Inc.	149,780	5,667,675

		$14,264,331

Biotechnology – 0.3%
Actelion Ltd. (a)	29,553	$1,604,721

Broadcasting – 5.4%
Omnicom Group, Inc.	195,630	$8,351,445
Viacom, Inc., “B” (a)	76,725	2,142,929
Vivendi S.A.	123,620	5,164,995
Walt Disney Co.	311,220	9,445,527
WPP Group PLC	654,280	6,229,398

		$31,334,294

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	22,520	$2,566,790
Goldman Sachs Group, Inc. (l)	22,790	4,194,272
Julius Baer Holding Ltd.	66,509	4,241,356

		$11,002,418

Business Services – 1.5%
Accenture Ltd., “A”	140,030	$5,847,653
DST Systems, Inc. (a)(l)	45,760	2,765,277

		$8,612,930

Chemicals – 3.2%
3M Co.	161,210	$11,347,572
Givaudan S.A.	9,000	7,328,879

		$18,676,451

Computer Software – 1.4%
Oracle Corp.	372,700	$8,024,231

Conglomerates – 0.9%
Smiths Group PLC	262,972	$5,421,062

Consumer Goods & Services – 6.1%
Alberto-Culver Co.	75,400	$2,022,982
Henkel KGaA, IPS	118,800	4,727,630
Kao Corp.	346,000	8,968,519
Procter & Gamble Co.	114,894	7,523,259
Reckitt Benckiser Group PLC	223,970	12,245,401

		$35,487,791

Electrical Equipment – 3.9%
Legrand S.A.	234,160	$5,965,815
OMRON Corp.	114,400	1,995,868

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Rockwell Automation, Inc.	105,750	$4,706,933
Schneider Electric S.A.	91,706	10,124,079

		$22,792,695

Electronics – 6.2%
ASML Holding N.V.	98,387	$2,258,773
Canon, Inc.	250,800	11,460,048
Hirose Electric Co. Ltd.	23,200	2,197,404
Hoya Corp.	202,800	4,137,138
Intel Corp.	267,060	5,926,061
Ricoh Co. Ltd.	201,000	3,235,245
Samsung Electronics Co. Ltd.	11,794	6,572,616

		$35,787,285

Energy - Independent – 0.9%
INPEX Holdings, Inc.	539	$5,416,232

Energy - Integrated – 5.6%
Chevron Corp.	68,210	$5,767,838
Exxon Mobil Corp.	100,390	8,074,368
Royal Dutch Shell PLC	219,780	7,844,219
TOTAL S.A.	140,910	10,799,316

		$32,485,741

Food & Beverages – 6.5%
General Mills, Inc.	143,730	$9,254,775
J.M. Smucker Co.	8,900	433,786
Nestle S.A.	458,680	20,092,347
PepsiCo, Inc.	118,200	7,867,392

		$37,648,300

Food & Drug Stores – 1.9%
Tesco PLC	424,396	$3,016,353
Walgreen Co.	232,610	7,987,827

		$11,004,180

Gaming & Lodging – 1.3%
Ladbrokes PLC	856,540	$4,249,642
William Hill PLC	556,240	3,446,274

		$7,695,916

Insurance – 2.7%
AXA	276,780	$8,171,850
Genworth Financial, Inc., “A”	98,390	1,571,288
QBE Insurance Group Ltd.	47,270	1,006,055
Swiss Reinsurance Co.	81,728	5,073,095

		$15,822,288

Machinery & Tools – 0.4%
Fanuc Ltd.	28,400	$2,231,293

Major Banks – 4.9%
Bank of New York Mellon Corp.	238,173	$8,455,142
Erste Bank der oesterreichischen Sparkassen AG (l)	110,790	7,107,018
Intesa Sanpaolo S.p.A	506,051	2,850,917
State Street Corp.	136,230	9,759,517

		$28,172,594

Medical Equipment – 5.3%
Medtronic, Inc.	156,870	$8,287,442
Synthes, Inc.	56,690	7,833,378
Thermo Fisher Scientific, Inc. (a)	105,980	6,413,910

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Zimmer Holdings, Inc.	113,830	$7,844,025

		$30,378,755

Natural Gas - Distribution – 1.9%
GDF Suez (l)	171,112	$10,689,189

Other Banks & Diversified Financials – 3.3%
Aeon Credit Service Co. Ltd. (l)	130,500	$1,662,785
American Express Co.	204,540	7,592,525
Bangkok Bank Public Co. Ltd.	455,200	1,501,329
Komercni Banka A.S.	10,132	2,593,146
UBS AG	308,169	5,894,126

		$19,243,911

Pharmaceuticals – 8.9%
Bayer AG	98,310	$8,495,325
GlaxoSmithKline PLC	187,710	4,371,376
Johnson & Johnson	180,430	12,354,042
Merck KGaA	77,590	9,376,478
Roche Holding AG	90,200	16,649,149

		$51,246,370

Printing & Publishing – 0.9%
Wolters Kluwer N.V.	211,660	$4,911,726

Railroad & Shipping – 0.6%
Canadian National Railway Co.	65,106	$3,434,342

Specialty Chemicals – 4.3%
L’Air Liquide S.A.	62,627	$8,213,419
Linde AG	82,220	11,349,339
Shin-Etsu Chemical Co. Ltd.	88,100	5,394,796

		$24,957,554

Specialty Stores – 0.2%
Sally Beauty Holdings, Inc. (a)(l)	136,810	$1,012,394

Telephone Services – 0.9%
Singapore Telecommunications Ltd.	1,905,975	$4,974,318

Trucking – 2.9%
TNT N.V. (l)	255,640	$8,929,467
United Parcel Service, Inc., “B”	119,460	7,535,537

		$16,465,004

Utilities - Electric Power – 1.0%
E.ON AG	30,510	$5,819,372
SUEZ S.A.	6	358

		$5,819,730

Total Common Stocks		$572,228,759

Collateral for Securities Loaned – 4.9%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.17%, dated 7/31/08, due 8/01/08, total to be received $ 28,491,825 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$28,490,108	$28,490,108

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 2.57%, at Net Asset Value	4,940,989	$4,940,989

Total Investments (k)		$605,659,856

Other Assets, Less Liabilities – (4.9)%		(28,362,164)

Net Assets – 100.0%		$577,297,692

(a)	Non-income producing security.

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

(k)	As of July 31, 2008, the fund had 41 securities that were fair valued, aggregating $288,526,557 and 47.64% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized sevenday yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$534,051,195

Gross unrealized appreciation	$111,671,392
Gross unrealized depreciation	(40,062,731)

Net unrealized appreciation (depreciation)	$71,608,661

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,536,277	90,334,851	(96,930,139)	4,940,989

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	—	$130,778	$4,940,989

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2008, are as follows:

United States	34.4%
France	13.9%
Switzerland	12.3%
United Kingdom	9.2%
Japan	8.6%
Germany	8.3%
Netherlands	6.7%
Austria	1.2%
South Korea	1.1%
Other Countries	4.3%

5

MFS® Global Total Return Fund

7/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 59.7%
Aerospace – 2.6%
Lockheed Martin Corp.	90,940	$9,487,770
Northrop Grumman Corp.	55,880	3,765,753
United Technologies Corp.	66,560	4,258,509

		$17,512,032

Alcoholic Beverages – 0.7%
Heineken N.V.	108,400	$5,039,899

Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	49,580	$2,909,354

Automotive – 0.7%
Bayerische Motoren Werke AG	78,960	$3,543,282
Johnson Controls, Inc.	35,770	1,078,823

		$4,622,105

Broadcasting – 2.2%
Fuji Television Network, Inc.	1,356	$1,870,564
Nippon Television Network Corp.	10,990	1,190,268
Omnicom Group, Inc. (l)	48,600	2,074,734
Vivendi S.A.	112,390	4,695,792
Walt Disney Co.	88,680	2,691,438
WPP Group PLC	238,860	2,274,185

		$14,796,981

Brokerage & Asset Managers – 1.1%
Franklin Resources, Inc.	22,550	$2,268,756
Goldman Sachs Group, Inc. (l)	23,380	4,302,855
Merrill Lynch & Co., Inc.	44,900	1,196,585

		$7,768,196

Business Services – 1.1%
Accenture Ltd., “A”	98,790	$4,125,470
Bunzl PLC	138,990	1,734,951
USS Co. Ltd.	31,040	2,068,232

		$7,928,653

Chemicals – 0.7%
PPG Industries, Inc.	78,480	$4,759,027

Computer Software – 1.0%
Oracle Corp.	321,090	$6,913,068

Computer Software - Systems – 1.1%
Fujitsu Ltd.	409,000	$2,975,740
International Business Machines Corp.	34,640	4,433,227

		$7,408,967

Construction – 1.6%
CRH PLC	93,330	$2,401,159
Geberit AG	18,799	2,395,496
Masco Corp. (l)	95,120	1,568,529
Sekisui Chemical Co. Ltd.	312,000	1,982,209
Sherwin-Williams Co.	26,420	1,406,865
Toll Brothers, Inc. (a)	48,760	979,588

		$10,733,846

Consumer Goods & Services – 2.0%
Henkel KGaA, IPS	94,610	$3,764,993
Kao Corp.	174,000	4,510,180
Kose Corp. (l)	85,900	2,088,609
Procter & Gamble Co.	47,860	3,133,873

		$13,497,655

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.3%
Brambles Ltd.	235,290	$1,809,893

Electrical Equipment – 1.6%
Legrand S.A.	147,040	$3,746,214
OMRON Corp.	109,800	1,915,615
Spectris PLC	215,150	3,034,001
W.W. Grainger, Inc.	25,910	2,319,204

		$11,015,034

Electronics – 2.5%
Intel Corp.	187,390	$4,158,184
Konica Minolta Holdings, Inc.	215,000	3,520,566
Ricoh Co. Ltd.	143,000	2,301,691
Samsung Electronics Co. Ltd.	7,429	4,140,068
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	351,422	3,338,509

		$17,459,018

Energy - Independent – 1.3%
Apache Corp.	28,620	$3,210,305
Devon Energy Corp.	36,390	3,453,047
EOG Resources, Inc.	23,240	2,336,317

		$8,999,669

Energy - Integrated – 5.8%
Chevron Corp.	67,690	$5,723,866
ConocoPhillips	26,820	2,189,048
Exxon Mobil Corp.	64,880	5,218,298
Hess Corp.	33,570	3,403,998
Royal Dutch Shell PLC, “A”	183,630	6,550,022
StatoilHydro ASA	127,000	4,123,315
TOTAL S.A., ADR	160,220	12,256,830

		$39,465,377

Food & Beverages – 2.8%
General Mills, Inc.	21,970	$1,414,648
Kellogg Co.	56,350	2,989,931
Nestle S.A.	242,590	10,626,586
Nong Shim Co. Ltd.	6,425	1,431,965
PepsiCo, Inc.	39,500	2,629,120

		$19,092,250

Food & Drug Stores – 0.7%
CVS Caremark Corp.	65,670	$2,396,955
Lawson, Inc.	52,100	2,694,578

		$5,091,533

Forest & Paper Products – 0.5%
UPM-Kymmene Corp.	216,660	$3,423,849

Gaming & Lodging – 0.3%
Royal Caribbean Cruises Ltd.	70,330	$1,792,008

General Merchandise – 0.1%
Macy’s, Inc. (l)	55,910	$1,051,667

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)	21,440	$1,124,528

Insurance – 3.5%
Allstate Corp.	134,880	$6,234,154
Aviva PLC	225,580	2,238,913
Benfield Group PLC	279,510	1,348,088
Genworth Financial, Inc., “A”	74,020	1,182,099

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Jardine Lloyd Thompson Group PLC	388,810	$3,169,794
MetLife, Inc.	121,360	6,161,447
Muenchener Ruckversicherungs-Gesellschaft AG	14,920	2,484,596
Prudential Financial, Inc.	19,280	1,329,742

		$24,148,833

Leisure & Toys – 0.2%
NAMCO BANDAI Holdings, Inc.	94,600	$1,144,248

Machinery & Tools – 0.5%
Assa Abloy AB, “B” (l)	234,980	$3,206,300

Major Banks – 4.6%
Bank of America Corp.	113,366	$3,729,741
Bank of New York Mellon Corp.	136,858	4,858,459
Credit Agricole S.A.	253,565	5,444,262
JPMorgan Chase & Co.	25,260	1,026,314
PNC Financial Services Group, Inc.	39,500	2,815,955
Royal Bank of Scotland Group PLC	656,471	2,756,176
State Street Corp.	48,660	3,486,002
Sumitomo Mitsui Financial Group, Inc.	416	3,204,925
SunTrust Banks, Inc.	33,190	1,362,781
UniCredito Italiano S.p.A.	419,806	2,499,062

		$31,183,677

Natural Gas - Distribution – 0.4%
Tokyo Gas Co. Ltd.	710,000	$2,852,683

Network & Telecom – 0.5%
Nokia Oyj	123,550	$3,375,770

Oil Services – 0.3%
Fugro N.V.	25,110	$1,780,128

Other Banks & Diversified Financials – 2.6%
Bangkok Bank Public Co. Ltd.	387,300	$1,277,383
DNB Holding A.S.A.	200,000	2,552,698
Hachijuni Bank Ltd.	204,000	1,303,858
ING Groep N.V. (l)	190,280	6,217,888
Joyo Bank Ltd.	204,000	955,827
Sapporo Hokuyo Holdings, Inc.	187	1,165,423
Shinhan Financial Group Co. Ltd.	57,330	2,679,620
Unione di Banche Italiane Scpa	77,982	1,849,277

		$18,001,974

Pharmaceuticals – 6.6%
Astellas Pharma, Inc.	87,300	$3,774,900
GlaxoSmithKline PLC	430,080	10,015,670
Hisamitsu Pharmaceutical Co., Inc.	64,200	2,681,740
Johnson & Johnson	51,970	3,558,386
Merck & Co., Inc.	84,310	2,773,799
Merck KGaA	18,110	2,188,530
Novartis AG	106,710	6,322,227
Pfizer, Inc.	75,280	1,405,478
Roche Holding AG	45,340	8,368,874
Wyeth	95,050	3,851,426

		$44,941,030

Printing & Publishing – 0.3%
Reed Elsevier PLC, ADR	191,733	$2,179,931

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer		Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.3%
Burlington Northern Santa Fe Corp.		17,920	$1,866,010

Specialty Stores – 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG		39,050	$627,335

Telecommunications - Wireless – 1.9%
KDDI Corp.		721	$4,131,787
Rogers Communications, Inc., “B”		22,270	752,706
Vodafone Group PLC		3,117,375	8,372,625

			$13,257,118

Telephone Services – 2.2%
AT&T, Inc.		164,940	$5,081,801
Royal KPN N.V. (l)		174,210	3,034,000
Telefonica S.A.		255,730	6,659,570
TELUS Corp.		19,233	676,557

			$15,451,928

Tobacco – 1.5%
Lorillard, Inc. (a)		40,440	$2,713,928
Philip Morris International, Inc.		144,620	7,469,623

			$10,183,551

Trucking – 1.3%
TNT N.V.		148,270	$5,179,048
Yamato Holdings Co. Ltd.		286,000	3,570,693

			$8,749,741

Utilities - Electric Power – 1.6%
Dominion Resources, Inc.		65,554	$2,896,176
E.ON AG		30,530	5,823,187
FPL Group, Inc.		32,760	2,114,003

			$10,833,366

Total Common Stocks			$407,998,232

Bonds – 33.7%
Asset Backed & Securitized – 0.6%
Bayview Commercial Asset Trust, FRN, 3.64%, 2023 (n)	CAD	560,000	$407,021
Commercial Mortgage Asset Trust, 0.878%, 2032 (i)(n)		15,800,635	417,277
Commercial Mortgage Pass-Through Certificates, FRN, 2.648%, 2017 (n)		1,400,000	1,343,629
Commercial Mortgage Pass-Through Certificates, FRN, 2.657%, 2017 (n)		1,819,581	1,706,602
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		23,415,893	447,904

			$4,322,433

Emerging Market Sovereign – 0.1%
Banco Central del Peru, 0%, 2008	PEN	2,600,000	$911,054

International Market Quasi-Sovereign – 0.3%
Canada Housing Trust, 4.6%, 2011	CAD	1,785,000	$1,799,285

International Market Sovereign – 24.8%
Dutch Government, 3.75%, 2014	EUR	7,852,000	$11,842,510
Federal Republic of Germany, 5.25%, 2010	EUR	5,068,000	8,037,092
Federal Republic of Germany, 3.75%, 2013	EUR	2,022,000	3,084,514
Federal Republic of Germany, 3.75%, 2015	EUR	6,862,000	10,379,121
Federal Republic of Germany, 4%, 2018	EUR	3,440,000	5,231,602
Federal Republic of Germany, 6.25%, 2030	EUR	4,366,000	8,155,539
Government of Australia, 6.25%, 2015	AUD	4,010,000	3,784,746
Government of Canada, 4.5%, 2015	CAD	2,701,000	2,804,405
Government of Canada, 5.75%, 2033	CAD	543,000	662,641
Government of Japan, 0.8%, 2010	JPY	228,000,000	2,117,543
Government of Japan, 1.5%, 2012	JPY	1,319,000,000	12,445,448

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.3%, 2014	JPY	$334,000,000	$3,111,738
Government of Japan, 1.7%, 2017	JPY	283,000,000	2,682,638
Government of Japan, 2.1%, 2024	JPY	818,000,000	7,650,131
Government of Japan, 2.2%, 2027	JPY	580,700,000	5,401,393
Government of Japan, 2.4%, 2037	JPY	157,350,000	1,452,388
Kingdom of Belgium, 5.5%, 2017	EUR	7,452,000	12,373,058
Kingdom of Denmark, 4%, 2015	DKK	7,787,000	1,563,423
Kingdom of Spain, 5%, 2012	EUR	7,982,000	12,679,917
Kingdom of Sweden, 4.5%, 2015	SEK	10,840,000	1,815,970
Republic of France, 6%, 2025	EUR	6,910,000	12,322,594
Republic of France, 4.75%, 2035	EUR	2,267,000	3,522,059
Republic of Italy, 4.75%, 2013	EUR	6,288,000	9,845,449
United Kingdom Treasury, 9%, 2011	GBP	3,786,000	8,353,747
United Kingdom Treasury, 8%, 2015	GBP	3,275,000	7,737,013
United Kingdom Treasury, 8%, 2021	GBP	2,113,000	5,392,832
United Kingdom Treasury, 4.25%, 2036	GBP	2,650,000	4,992,887

			$169,442,398

Mortgage Backed – 1.2%
Fannie Mae, 4.518%, 2013		$81,975	$80,690
Fannie Mae, 5.37%, 2013		269,910	275,626
Fannie Mae, 4.78%, 2015		359,036	350,430
Fannie Mae, 4.79%, 2015		374,729	366,115
Fannie Mae, 4.856%, 2015		283,638	275,593
Fannie Mae, 5.09%, 2016		362,000	356,607
Fannie Mae, 5.423%, 2016		341,718	345,126
Fannie Mae, 4.996%, 2017		261,267	259,009
Fannie Mae, 5.05%, 2017		330,000	324,145
Fannie Mae, 5.32%, 2017		279,928	279,100
Fannie Mae, 5.5%, 2024		419,900	424,067
Fannie Mae, 5%, 2025		788,345	795,274
Freddie Mac, 4.5%, 2021		120,254	120,276
Freddie Mac, 5%, 2022 - 2027		3,370,518	3,397,591
Freddie Mac, 4%, 2024		431,999	432,029
Freddie Mac, 5.5%, 2026		390,223	396,907

			$8,478,585

Municipals – 0.4%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$1,440,000	$1,571,501
New York, Dormitory Authority Rev. (New York University), 5.5%, 2031		1,050,000	1,156,061

			$2,727,562

U.S. Government Agencies – 0.7%
Aid-Egypt, 4.45%, 2015		$1,113,000	$1,128,537
Small Business Administration, 5.09%, 2025		200,039	195,081
Small Business Administration, 5.21%, 2026		2,281,964	2,232,113
Small Business Administration, 5.31%, 2027		1,228,939	1,210,246

			$4,765,977

U.S. Treasury Obligations – 5.6%
U.S. Treasury Bonds, 4.75%, 2017 (l)		$2,794,000	$2,964,915
U.S. Treasury Bonds, 8%, 2021 (l)		3,975,000	5,377,428
U.S. Treasury Bonds, 4.75%, 2037 (l)		804,000	820,834
U.S. Treasury Notes, 2.625%, 2010		13,908,000	13,949,293
U.S. Treasury Notes, 4.75%, 2012 (l)		9,245,000	9,791,759
U.S. Treasury Notes, 4%, 2015 (f)(l)		5,295,000	5,465,848

			$38,370,077

Total Bonds			$230,817,371

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer/Expiration Date/Strike Price	Amount or Number of Contracts	Value ($)
Call Options Purchased – 0.0%
USD Currency – September 2008 @ EUR 1.53 (a)	$2,634,660	$19,170
U.S. Treasury Note 10 year Futures - August 2008 @ $114.5 (a)	64	67,000

Total Call Options Purchased		$86,170

Issuer	Shares/Par
Collateral for Securities Loaned – 5.4%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.17%, dated 7/31/08, due 8/01/08, total to be received $36,383,673 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	36,681,462	$36,681,462

Money Market Funds (v) – 6.2%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value	42,666,390	$42,666,390

Total Investments (k)		$718,249,625

Other Assets, Less Liabilities – (5.0)%		(34,448,125)

Net Assets – 100.0%		$683,801,500

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $423,414,913 and 58.95% of market value. An independent pricing service provided an evaluated bid for 32.10% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,322,433, representing 0.6% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$715,325,665

Gross unrealized appreciation	$40,987,724
Gross unrealized depreciation	(38,063,764)

Net unrealized appreciation (depreciation)	$2,923,960

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At July 31, 2008, the value of securities loaned was $41,494,630. These loans were collateralized by cash of $36,861,462 and U.S. Treasury obligations of $6,194,343.

(3) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	2,273,534	8/11/08	$2,173,338	$2,139,994	$33,344
SELL	CAD	882,351	8/25/08	871,643	861,941	9,702
SELL	CHF	692,558	9/18/08	670,000	661,153	8,847
BUY	CLP	149,046,539	8/07/08	287,596	295,487	7,891
SELL	CLP	321,595,615	8/07/08 - 8/18/08	656,318	637,172	19,146
BUY	CNY	9,778,358	8/21/08	1,415,000	1,433,145	18,145
SELL	CNY	9,778,358	8/21/08	1,440,006	1,433,145	6,861
BUY	DKK	1,537,045	8/12/08	317,893	321,073	3,180
SELL	DKK	667,094	8/12/08	141,771	139,349	2,422
BUY	EUR	25,279,025	8/25/08	39,266,261	39,372,081	105,820
SELL	EUR	13,851,913	8/25/08	21,857,612	21,574,353	283,259
BUY	GBP	190,000	8/26/08	376,045	376,096	51
SELL	GBP	800,910	8/26/08	1,595,764	1,585,362	10,402
BUY	JPY	29,161,539	8/26/08	270,000	270,638	638
SELL	JPY	722,062,691	8/26/08	6,846,776	6,701,204	145,572
SELL	NOK	718,282	9/17/08	141,771	139,487	2,284
SELL	NZD	2,752,315	8/20/08	2,059,473	2,015,741	43,732
SELL	SEK	1,305,506	9/30/08	216,502	215,077	1,425

						$702,721

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/08 - continued

Forward Foreign Currency Exchange Contracts at 7/31/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	AUD	1,701,292	8/11/08	$1,577,933	$1,601,363	$(23,430)
BUY	CAD	338,443	8/25/08	332,182	330,614	(1,568)
BUY	CHF	1,385,925	9/18/08	1,362,433	1,323,078	(39,355)
BUY	CLP	172,549,077	8/18/08	343,313	341,684	(1,629)
BUY	DKK	1,111,674	8/12/08	234,849	232,217	(2,632)
BUY	EUR	6,357,185	8/05/08 - 8/25/08	10,022,367	9,904,200	(118,167)
SELL	EUR	18,029,266	8/20/08 - 8/25/08	27,993,263	28,080,624	(87,361)
BUY	GBP	2,620,836	8/26/08	5,217,466	5,187,813	(29,653)
SELL	GBP	7,515,108	8/20/08 - 8/26/08	14,722,373	14,875,865	(153,492)
BUY	JPY	5,740,401,076	8/26/08	53,505,433	53,274,596	(230,837)
BUY	NOK	14,447,433	9/17/08	2,852,687	2,805,616	(47,071)
BUY	NZD	1,485,274	8/20/08	1,100,000	1,087,785	(12,215)
SELL	PEN	2,534,400	8/11/08	900,000	901,563	(1,563)

						$(748,973)

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bond 10 yr (Long)	20	$25,286,866	Sep-08	$371,591

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	250,438,345	(207,771,955)	42,666,390

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$1,416,754	$42,666,390

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2008, are as follows:

United States	33.8%
Japan	12.7%
United Kingdom	10.3%
Germany	7.8%
France	6.1%
Netherlands	4.8%
Switzerland	4.1%
Spain	2.8%
Italy	2.1%
Other Countries	15.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

7/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 95.8%
Broadcasting – 0.9%
Grupo Televisa S.A., ADR	1,315,920	$29,595,041

Cable TV – 4.1%
Comcast Corp., “Special A”	1,054,070	$21,650,598
DIRECTV Group, Inc.	979,400	26,463,388
Megacable Holdings S.A.B. de C.V.	6,455,480	14,157,037
Net Servicos de Comunicacao S.A., IPS	812,795	10,103,360
Time Warner Cable, Inc., “A” (a)	2,505,810	71,240,178

		$143,614,561

Energy - Independent – 1.0%
Chesapeake Energy Corp. (l)	106,700	$5,351,005
EOG Resources, Inc.	34,300	3,448,179
Peabody Energy Corp.	106,500	7,204,725
XTO Energy, Inc.	433,565	20,477,275

		$36,481,184

Energy - Integrated – 1.4%
Chevron Corp.	209,400	$17,706,864
OAO Gazprom, ADR	628,130	30,094,635

		$47,801,499

Natural Gas - Distribution – 10.9%
Energen Corp.	515,000	$31,003,000
Equitable Resources, Inc.	1,990,030	103,979,068
GDF Suez	89,943	5,618,646
MDU Resources Group, Inc.	1,172,110	37,402,030
Questar Corp.	1,008,066	53,306,530
Sempra Energy	1,738,990	97,661,678
Spectra Energy Corp.	1,810,800	49,199,436

		$378,170,388

Natural Gas - Pipeline – 5.5%
El Paso Corp.	4,867,850	$87,280,551
Enagas S.A.	955,075	24,607,433
Williams Cos., Inc.	2,463,960	78,969,918

		$190,857,902

Oil Services – 3.5%
Baker Hughes, Inc.	112,100	$9,294,211
Halliburton Co.	1,285,970	57,637,175
National Oilwell Varco, Inc. (a)	242,000	19,028,460
Noble Corp.	229,210	11,889,123
Schlumberger Ltd.	218,900	22,240,240

		$120,089,209

Telecommunications - Wireless – 12.9%
America Movil S.A.B. de C.V., “L”, ADR	1,326,170	$66,958,323
Cellcom Israel Ltd.	1,463,352	48,495,485
Hutchison Telecommunications International Ltd.	16,569,000	21,747,662
Mobile TeleSystems OJSC, ADR	475,910	33,979,974
MTN Group Ltd.	1,307,990	22,557,972
NII Holdings, Inc. “B”	1,177,140	64,342,472
Philippine Long Distance Telephone Co.	250,790	14,221,267
Philippine Long Distance Telephone Co., ADR (l)	296,880	16,877,628
Rogers Communications, Inc., “B”	2,266,910	76,619,520
Tim Participacoes S.A., ADR (l)	802,300	21,662,100
Vodafone Group PLC	23,041,340	61,884,281

		$449,346,684

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 12.6%
AT&T, Inc.	2,513,280	$77,434,157
Embarq Corp.	1,143,110	52,320,145
Qwest Communications International, Inc. (l)	6,292,760	24,101,271
Royal KPN N.V. (l)	2,729,970	47,544,504
Telecom Argentina S.A., ADR	1,230,121	16,495,923
Telefonica S.A.	3,086,990	80,389,573
Telenor A.S.A.	1,932,900	29,188,232
Telkom S.A. Ltd.	726,860	13,714,242
TELUS Corp.	856,160	30,117,022
Verizon Communications, Inc.	1,545,210	52,598,948
Windstream Corp.	1,331,595	15,872,612

		$439,776,629

Utilities - Electric Power – 43.0%
Acciona S.A.	67,850	$14,254,782
AES Corp.	3,644,760	58,826,426
AES Tiete S.A., IPS	2,682,018	31,673,323
Allegheny Energy, Inc.	1,299,700	62,905,480
American Electric Power Co., Inc.	1,757,280	69,412,560
CEZ AS	566,830	47,115,309
CMS Energy Corp.	4,673,690	63,094,815
Constellation Energy Group, Inc.	736,993	61,288,338
Dominion Resources, Inc.	657,380	29,043,048
DPL, Inc.	1,606,133	40,763,656
Dynegy, Inc., “A” (a)	5,214,120	35,091,028
E.ON AG	510,787	97,425,756
Edison International	1,490,350	72,043,519
EDP Renovaveis S.A.	804,235	8,063,242
Electricite de France	218,980	18,979,840
Eletropaulo Metropolitana S.A., IPS	2,250,560	53,876,300
Enersis S.A., ADR (l)	482,360	8,595,655
Entergy Corp.	64,100	6,853,572
Exelon Corp.	109,400	8,601,028
FirstEnergy Corp.	588,200	43,262,110
Fortum Oyj (l)	248,000	10,954,841
FPL Group, Inc.	160,280	10,342,868
Iberdrola Renovables S.A.	1,912,500	12,664,230
International Power PLC	6,363,391	51,771,190
Northeast Utilities	2,161,760	54,389,882
NRG Energy, Inc. (a)	3,601,020	130,681,016
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	263,793	21,026,639
PG&E Corp.	1,240,760	47,806,483
Portland General Electric Co.	206,261	4,845,071
PPL Corp.	1,230,800	57,798,368
Public Service Enterprise Group, Inc.	1,587,452	66,355,493
Red Electrica de Espana	616,072	37,059,604
Reliant Energy, Inc. (a)	2,558,230	46,329,545
RWE AG	205,600	24,671,976
Scottish & Southern Energy PLC	728,780	20,178,373
SUEZ S.A.	7	418
Veolia Environnement S.A.	325,133	17,353,982
Wisconsin Energy Corp.	155,970	7,037,365
Xcel Energy, Inc.	2,045,560	41,033,934

		$1,493,471,065

Total Common Stocks		$3,329,204,162

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – 0.0%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.011%, 2023 (i)(n)	$3,154,333	$243,229

Utilities - Electric Power – 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$793,000	$55,510

Total Bonds		$298,739

Convertible Bonds – 0.6%
Energy - Independent – 0.6%
Peabody Energy Corp., 4.75%, 2041	$14,920,000	$20,048,750

Convertible Preferred Stocks – 2.0%
Natural Gas - Pipeline – 0.8%
El Paso Corp., 4.99%	20,200	$29,214,250

Utilities - Electric Power – 1.2%
NRG Energy, Inc., 5.75%	130,700	$40,802,906

Total Convertible Preferred Stocks		$70,017,156

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value	52,331,395	$52,331,395

Collateral for Securities Loaned – 2.6%
Citigroup Global Markets Repurchase Agreement, 2.17%, dated 7/31/08, due 8/01/08, total to be received $90,466,868 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$90,461,415	$90,461,415

Total Investments (k)		$3,562,361,617

Other Assets, Less Liabilities – (2.5)%		(85,841,673)

Net Assets – 100.0%		$3,476,519,944

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of July 31, 2008, the fund had 22 securities that were fair valued, aggregating $671,736,147 and 18.86% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $243,229, representing 0.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized sevenday yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,484,499,030

Gross unrealized appreciation	$304,588,420
Gross unrealized depreciation	(226,725,833)

Net unrealized appreciation (depreciation)	$77,862,587

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	3,642,699	8/20/2008 - 8/25/2008	$5,635,749	$5,673,712	$37,963
SELL	EUR	10,753,847	8/25/2008	16,936,076	16,749,117	186,959
BUY	GBP	1,917,081	8/26/2008	3,759,645	3,794,766	35,121
SELL	GBP	1,435,595	8/26/2008	2,849,445	2,841,688	7,757

						$267,800

Depreciation
BUY	EUR	19,333,538	8/25/2008	$30,509,524	$30,111,986	$(397,538)
SELL	EUR	185,427,213	8/25/2008	286,918,117	288,802,885	(1,884,768)
SELL	GBP	45,487,272	8/26/2008	89,155,534	90,039,782	(884,248)

						$(3,166,554)

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,824,380	730,254,547	(757,747,532)	52,331,395

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,187,960	$52,331,395

4

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31,2008, are as follows:

United States	64.1%
Spain	5.1%
United Kingdom	3.8%
Germany	3.5%
Brazil	3.4%
Mexico	3.2%
Canada	3.1%
Russia	1.8%
Israel	1.4%
Other Countries	10.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.